Summary of Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit		$ 420	$ 420
Other receivables		90
Prepaid insurance		284	504
Unamortized debt cost		209	216
Total other assets	$ 733	$ 1,003	$ 1,140